ORGANIZATION (Details) - subsidiary		12 Months Ended
	Jul. 27, 2018	Dec. 31, 2019
Ms. Jenny Zhiya Qian
Organization
Percentage of direct or indirect ownership by the Company in variable interest entities		83.33%
Mr. Min Chen
Organization
Percentage of direct or indirect ownership by the Company in variable interest entities		16.67%
Luckin BVI
Organization
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%
Luckin HK
Organization
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%
Luckin Roasting
Organization
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%
Luckin Roastery
Organization
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%
Luckin Coffee E-commerce (Pingtan) Co., Ltd
Organization
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%
Beijing WFOE
Organization
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%
Luckin TJ
Organization
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%
Luckin China
Organization
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%
Luckin Coffee Roasting (Tianjin) Co., Ltd.
Organization
Percentage of direct or indirect ownership by the Company in subsidiaries		80.00%
Luckin Coffee Roasting (Xiamen) Co., Ltd
Organization
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%
Luckin Coffee Roasting (Pingnan) Co., Ltd
Organization
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%
Luckin Coffee Food (Xiamen) Co., Ltd.
Organization
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%
Luckin Roastery Technology (Xiamen) Co., Ltd
Organization
Percentage of direct or indirect ownership by the Company in subsidiaries		60.00%
Luckin Tech
Organization
Percentage of direct or indirect ownership by the Company in variable interest entities		100.00%
Beijing WFOE
Organization
Percentage fees to be paid from the consolidated net profits		100.00%
Luckin China
Organization
Number of subsidiaries		91
Luckin China | Beijing WFOE
Organization
Percentage of equity interest in subsidiaries transferred	100.00%
Luckin TJ
Organization
Number of subsidiaries		1